Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2017
Financial Instruments (Details) [Line Items]
Maximum exposure to credit risk	$ 1,730.0	$ 1,589.5
Allowance for doubtful accounts	4.9	5.2
Borrowings before deferred financing costs	3,853.2	3,794.7
Net increase impact of 5 percent increase (decrease)	172.1	174.0
Other comprehensive income impact of 5 percent increase (decrease)	57.5	$ 57.0
Fixed interest rates		2.04%
Short-term investments	$ 8.5
Cash and cash equivalents		$ 81.0
Discount rate cash flow	6.60%	4.60%
Interest Rates Floor [Member]
Financial Instruments (Details) [Line Items]
Percentage of variable interest rate		0.25%
Net income loss impact of 0.25 percent change in interest rates	$ 4.3	$ 4.9
North American [Member]
Financial Instruments (Details) [Line Items]
North American	48.00%	54.00%
International customers [Member]
Financial Instruments (Details) [Line Items]
North American	52.00%	46.00%
Term Loan B - Canadian Facility [Member]
Financial Instruments (Details) [Line Items]
Variable interest rate		$ 450.0	$ 1,800.0
Bottom of range [Member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	4.00%	0.08%
Bottom of range [Member] | Term Loan B - Canadian Facility [Member]
Financial Instruments (Details) [Line Items]
Fixed interest rates			1.72%
Top of range [Member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	5.16%	1.37%
Top of range [Member] | Term Loan B - Canadian Facility [Member]
Financial Instruments (Details) [Line Items]
Fixed interest rates			2.04%